VIA EDGAR

Morgan, Lewis & Bockius, LLP
One Federal Street
Boston, Massachusetts 02110

December 18, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:           City National Rochdale Structured Claims Fixed Income Fund, LLC
(File No. 811-22358)

Dear Sir or Madam:

We are attaching for filing on behalf of City National Rochdale Structured Claims Fixed Income Fund, LLC (the “Registrant”) Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (the “Amendment”) pursuant to the Investment Company Act of 1940, as amended.

The attached Amendment is being filed for the purposes of updating the financial information and other information contained in the private offering memorandum and statement of additional information for the Registrant.

Please direct any inquiries regarding this filing to me at (617) 341-7787.

Very truly yours,

/s/ Kenneth R. Earley

Kenneth R. Earley

Enclosures